Installment Loans (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2019 and 2020 is as follows:

	Millions of yen
	2019	2020
Borrowers in Japan:
Consumer—
Real estate loans	¥1,560,832	¥1,842,131
Card loans	245,139	223,651
Other	32,962	32,618

	1,838,933	2,098,400

Corporate—
Real estate companies	288,851	300,984
Non-recourse loans	53,067	48,566
Commercial, industrial and other companies	266,675	255,309

	608,593	604,859

Overseas:
Real estate companies	104,883	250,195
Non-recourse loans	49,915	83,515
Commercial, industrial companies and other	658,930	690,299

	813,728	1,024,009
Purchased loans*	16,416	13,218

	¥3,277,670	¥3,740,486

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2020, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2021	¥579,065
2022	352,497
2023	350,778
2024	255,482
2025	247,876
Thereafter	1,941,570

Total	¥3,727,268